Accounts receivable, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable
Accounts receivable					¥ 7,677,989,000	¥ 6,508,589,000
Allowance for doubtful accounts	¥ (566,042,000)	¥ (178,393,000)	¥ (178,393,000)		(566,042,000)	(318,001,000)
Accounts receivable, net				$ 1,089,954	7,111,947,000	6,190,588,000
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(318,001,000)	(178,393,000)	(53,981,000)
Additions	(330,713,000)	(213,395,000)	(124,412,000)
Write-off	82,672,000	73,787,000
Balance at end of the year	(566,042,000)	(318,001,000)	¥ (178,393,000)
Logistics receivables
Accounts receivable
Accounts receivable					4,405,669,000	3,073,641,000
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable					2,102,828,000	2,392,737,000
Advertising receivables and others
Accounts receivable
Accounts receivable					¥ 1,169,492,000	¥ 1,042,211,000
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0